PRINCIPAL ACCOUNTING POLICIES (Details 20) (Customer concentration risk)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Net revenues
Certain risks and concentration
Number of Customers Individually Exceeding 10 Percent	0	0	0
Accounts receivable
Certain risks and concentration
Number of Customers Individually Exceeding 10 Percent	0	0